Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

13.            Related Party Transactions

CMA CGM is presented as a related party due to the fact that as of December 31, 2020 and December 31, 2019, it was a significant shareholder of the Company, owning Class A common shares representing 11.13% and 11.20% of voting rights, respectively, in the Company. Amounts due to and from CMA CGM companies are shown within amounts due to or from related parties in the Consolidated Balance Sheets.

Time Charter Agreements

A number of the Company’s time charter arrangements are with CMA CGM. Under these time charters, hire is payable in advance as in every charter and the daily rate is fixed for the duration of the charter. Revenues generated from charters to CMA CGM are presented in the Consolidated Statements of Operations. The outstanding receivables due from CMA CGM are presented in the Consolidated Balance Sheets under "Due from related parties" totaling $1,278 and $2,968 as of December 31, 2020 and December 31, 2019, respectively.

Ship Management Agreements

Technomar Shipping Inc. (“Technomar”) is presented as a related party, as the Company’s Executive Chairman is a significant shareholder. The Company has currently ship management agreement with Technomar for all fleet under which the ship manager is responsible for all day-to-day ship management, including crewing, purchasing stores, lubricating oils and spare parts, paying wages, pensions and insurance for the crew, and organizing other ship operating necessities, including the arrangement and management of dry-docking. During 2019, the ship management of certain vessels was undertaken by other third party companies, including CMA Ships, an affiliate of CMA CGM. As of December 31, 2020, and 2019, the management of the Company’s fleet was performed solely by Technomar.

As of December 31, 2018, the Company outsourced day-to-day technical management of seven of its vessels in the GSL Fleet to CMA Ships Limited (“CMA Ships”), a wholly owned subsidiary of CMA CGM. The Company paid CMA Ships an annual management fee of $123 per vessel (2018: $123, 2017: $nil) and reimbursed costs incurred by CMA Ships on its behalf, mainly being for the provision of crew, lubricating oils and routine maintenance. Such reimbursement is subject to a cap per day per vessel, depending on the vessel. The impact of the cap is determined annually on a vessel by vessel basis for so long as the initial charters remain in place; no claims have been made under the cap agreement.

The management fees charged to the Company by Technomar and CMA Ships for the year ended December 31, 2020 amounted to $12,580 and $nil, respectively (year ended December 31, 2019: Technomar-$9,160 and CMA Ships-$720) and are shown in vessel operating expenses-related parties in the Consolidated Statements of Operations. As of December 31, 2020, no outstanding fees are presented due to Technomar and CMA Ships (December 31, 2019: Technomar: $nil and CMA Ships: $nil). Additionally, as of December 31, 2020, outstanding receivables due from Technomar and CMA Ships totaling to $184 and $10 respectively are presented under “Due from related parties”.

Conchart Commercial Inc. (“Conchart”) provides commercial management services to the Company and is presented as a related party, as the Company’s Executive Chairman is the sole beneficial owner. Under the management agreements, Conchart, is responsible for (i) marketing of the Company’s vessels, (ii) seeking and negotiating employment of the Company’s vessels, (iii) advise the Company on market developments, developments of new rules and regulations, (iv) assisting in calculation of hires, freights, demurrage and/or dispatch monies and collection any sums related to the operation of vessels, (v) communicating with agents, and (vi) negotiating sale and purchase transactions. For the 19 vessels of Poseidon Fleet, the agreements were effective from the date of the completion of the Poseidon Transaction; for the GSL Fleet, till refinance of 2022 Notes which took place on January 2021 an EBSA agreement was in place that was terminated and replaced with commercial management agreements also same agreements applied to seven vessels up to December 31, 2020; for all new acquired vessels during 2019 and 2020, the agreements were effective upon acquisition.

The fees charged to the Company by Conchart for the year ended December 31, 2020 amounted to $2,446 (2019: $1,845 and 2018: $222) and are disclosed within time charter and voyage costs-related parties in the Consolidated Statements of Operations.

Any outstanding fees due to Conchart are presented in the Consolidated Balance Sheets under "Due to related parties" totaling to $225 and $109 as of December 31, 2020 and 2019, respectively.